Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments And Other Current Assets
Schedule of prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of June 30, 2026	As of December 31, 2025
	US$	US$
Prepaid expenses	$467,824	$842,514
Prepaid taxes	10,570	30,876
Security deposits	34,388	25,652
Prepayments and other current assets	$512,782	$899,042